Financial Instruments - Schedule of Fair Value and Carrying Amount of Financial Assets and Financial Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value measurement of assets [line items]
Financial assets, Book value	¥ 3,071,287	¥ 2,146,595
Deposits | Demand Deposits
Disclosure of fair value measurement of assets [line items]
Financial liabilities, Book value	2,090,486	1,688,643
Financial liabilities, Fair value	2,090,486	1,688,643
Deposits | Time Deposits
Disclosure of fair value measurement of assets [line items]
Financial liabilities, Book value	178,594	152,393
Financial liabilities, Fair value	178,319	152,222
Borrowings | Loan Payables
Disclosure of fair value measurement of assets [line items]
Financial liabilities, Book value	491,956	315,578
Financial liabilities, Fair value	486,206	310,261
Loan and Advances
Disclosure of fair value measurement of assets [line items]
Financial assets, Book value	2,289,805	1,483,416
Financial assets, Fair value	2,288,932	1,546,786
Financial liabilities, Book value	2,761,036	2,156,614
Financial liabilities, Fair value	2,755,011	2,151,126
Loan and Advances | Mortgage Loans
Disclosure of fair value measurement of assets [line items]
Financial assets, Book value	909,483	664,594
Financial assets, Fair value	908,513	673,236
Loan and Advances | Overdraft
Disclosure of fair value measurement of assets [line items]
Financial assets, Book value	312,255	261,943
Financial assets, Fair value	337,479	327,971
Loan and Advances | Other
Disclosure of fair value measurement of assets [line items]
Financial assets, Book value	16,879	383
Financial assets, Fair value	16,841	383
Securities | Japanese Government Bonds and Municipal Bonds
Disclosure of fair value measurement of assets [line items]
Financial assets, Book value	720,182	353,590
Financial assets, Fair value	704,074	346,444
Securities | Corporate and Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Financial assets, Book value	328,535	200,015
Financial assets, Fair value	319,545	195,886
Securities | Asset Backed Securities
Disclosure of fair value measurement of assets [line items]
Financial assets, Book value	2,471	2,891
Financial assets, Fair value	2,480	2,866
Level 1 | Loan and Advances
Disclosure of fair value measurement of assets [line items]
Financial assets, Fair value	264,985	126,188
Level 1 | Securities | Japanese Government Bonds and Municipal Bonds
Disclosure of fair value measurement of assets [line items]
Financial assets, Fair value	264,985	126,188
Level 2 | Deposits | Demand Deposits
Disclosure of fair value measurement of assets [line items]
Financial liabilities, Fair value	2,090,486	1,688,643
Level 2 | Deposits | Time Deposits
Disclosure of fair value measurement of assets [line items]
Financial liabilities, Fair value	178,319	152,222
Level 2 | Borrowings | Loan Payables
Disclosure of fair value measurement of assets [line items]
Financial liabilities, Fair value	208,150	99,354
Level 2 | Loan and Advances
Disclosure of fair value measurement of assets [line items]
Financial assets, Fair value	758,634	416,142
Financial liabilities, Fair value	2,476,955	1,940,219
Level 2 | Securities | Japanese Government Bonds and Municipal Bonds
Disclosure of fair value measurement of assets [line items]
Financial assets, Fair value	439,089	220,256
Level 2 | Securities | Corporate and Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Financial assets, Fair value	319,545	195,886
Level 3 | Borrowings | Loan Payables
Disclosure of fair value measurement of assets [line items]
Financial liabilities, Fair value	278,056	210,907
Level 3 | Loan and Advances
Disclosure of fair value measurement of assets [line items]
Financial assets, Fair value	1,265,313	1,004,456
Financial liabilities, Fair value	278,056	210,907
Level 3 | Loan and Advances | Mortgage Loans
Disclosure of fair value measurement of assets [line items]
Financial assets, Fair value	908,513	673,236
Level 3 | Loan and Advances | Overdraft
Disclosure of fair value measurement of assets [line items]
Financial assets, Fair value	337,479	327,971
Level 3 | Loan and Advances | Other
Disclosure of fair value measurement of assets [line items]
Financial assets, Fair value	16,841	383
Level 3 | Securities | Asset Backed Securities
Disclosure of fair value measurement of assets [line items]
Financial assets, Fair value	¥ 2,480	¥ 2,866